Evinrude Outboard Engine Wind-Down (Tables)	12 Months Ended
Jan. 31, 2021
Evinrude Outboard Engine WindDown [Abstract]
Summary of Wind-Down Costs
Details of wind-down costs w
e
re as follows:

Sales programs (Note 14)	$31.9
Inventory write-down (Note 7)	20.4
Impairment charge (Note 25)	52.6
Restructuring costs (Note 27)	29.8
Realignment and exit costs	14.0
Wind-down costs	148.7

Gain on disposal of a property (Note 27)	(12.7)
Net wind-down costs	$136.0